Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Cash flows from operating activities:
Net loss	$ (4,168,591)	$ (552,381)	$ (102,232,090)	$ (26,372,734)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	1,862,718	3,230,736	12,026,581	3,416,252
Asset impairment charges			46,498,689
Right-of-use asset amortization	18,443	111,616	506,742	162,545
Stock-based compensation	921,991	882,372	5,165,653	4,129,726
Deferred income taxes			(5,671,861)	(4,136,258)
Loss on conversion of senior convertible note			5,999,662
Loss on extinguishment of senior convertible note			28,478,804
Amortization of debt discount		1,639,494	3,389,055	467,504
Change in fair value of warrant liability	(2,450,556)	(11,808,600)	(31,468,270)	1,549,924
Change in fair value of contingent consideration	(179,468)		(2,355,308)	1,748,607
Change in fair value of derivative liability	(274,864)		10,882,241
Gain on sale of business			(1,069,262)
Other non-cash charge, net		(92,820)		2,460
Changes in operating assets and liabilities:
Accounts receivable	(235,486)	(220,660)	(133,968)	76,040
Receivables reserved for users	(227,573)	(2,878,302)	(624,803)	(2,260,031)
Other receivables	(395,566)	360,125	193,224	10,477
Prepaid expenses and other current assets	34,553	331,953	1,530,812	(2,246,119)
Other non-current assets	(338)	131	161,645	(220,329)
Accounts payable and accrued expenses	714,622	2,772,657	5,029,309	4,312,871
Liabilities to customers	(611,003)	2,793,781	1,920,260	672,403
Deferred revenue	464,656	128,935	552,987	(83,339)
Operating lease liability	(68,392)	(90,256)	213,461	(108,363)
Other, net				(4,642)
Net cash used in operating activities	(4,594,854)	(3,391,219)	(21,006,437)	(18,883,006)
Cash flows from investing activities:
Cash consideration paid for Bethard acquisition, net of cash acquired		(14,947,835)	(20,067,871)
Cash consideration paid for Lucky Dino, net of cash acquired				(28,930,540)
Cash consideration paid for ggCircuit				(14,993,977)
Cash consideration paid for Helix				(9,964,691)
Cash consideration paid for Argyll, net of cash acquired				(728,926)
Cash consideration paid for EGL, net of cash acquired				(622,503)
Cash consideration paid for FLIP				(100,000)
Proceeds from sale of assets			159,872
Purchase of intangible assets		(38,606)	(34,648)	(730,234)
Purchases of equipment		(56,440)	(137,729)	(62,385)
Net cash used in investing activities		(15,042,881)	(20,080,376)	(56,133,256)
Cash flows from financing activities:
Proceeds from equity financing, net of issuance costs			13,625,925	27,340,000
Proceeds from issuance of 10% Series A cumulative redeemable convertible preferred stock, net of issuance costs			7,599,334
Payment of dividends on 10% Series A cumulative redeemable convertible preferred stock	(200,628)		(501,570)
Proceeds from equity financing, net of issuance costs	6,854,418		3,885,109
Payment of Bethard contingent consideration		(850,520)	(1,016,331)
Proceeds from exercise of stock options and warrants, net of issuance costs		4,015	67,479	26,584,860
Repayment of senior convertible note	(2,778,427)			35,000,000
Payment of debt issuance costs				(2,485,000)
Repayment of notes payable and finance leases	(36,814)	(52,857)	(171,661)	(83,659)
Net cash provided by (used in) financing activities	3,838,549	(899,362)	23,488,285	86,356,201
Effect of exchange rate on changes in cash and restricted cash	227,928	(154,269)	(952,032)	(332,879)
Net decrease in cash and restricted cash	(528,377)	(19,487,731)	(18,550,560)	11,007,061
Cash and restricted cash, beginning of period	4,809,808	23,360,368	23,360,368	12,353,307
Cash and restricted cash	4,281,431	3,872,637	4,809,808	23,360,368	$ 12,353,307
Cash	2,982,179	2,817,536	2,517,146	19,917,196	12,353,307
Restricted cash	1,299,252	1,055,101	2,292,662	3,443,172
CASH PAID FOR:
Interest	701,496	700,000	2,434,291	226,517
Income taxes			(2,581)	23,433
SUPPLEMENTAL DISLCOSURE OF NON-CASH FINANCING ACTIVITIES:
Fair value of contingent consideration payable in cash and common stock for Bethard acquisition		6,700,000	6,700,000
Conversion of senior convertible notes to common stock			10,652,648
Accretion of 10% Series A cumulative redeemable convertible preferred stock	74,544		182,046
Right-of-use asset obtained in exchange for operating lease obligation			1,112,960
Finance lease asset obtained in exchange for financing lease obligation			96,018
Fair value of warrants issued as debt discount on senior convertible note				26,680,000
Common stock issued for ggCircuit				9,273,211
Common stock issued for Helix				5,901,133
Common stock issued for Argyll				3,802,500
Fair value of warrants issued for Argyll acquisition				2,750,076
Settlement of Argyll acquisition warrant liability for common stock				7,480,000
Common stock issued for EGL at closing				2,193,833
Settlement of EGL contingent holdback consideration in common stock				597,650
Common stock issued for FLIP acquisition at closing				411,817
Settlement of FLIP contingent consideration in common stock				500,000
Right-of-use assets and liabilities acquired through operating leases				1,408,942
Equipment acquired through finance lease				117,979
Share settlement of liabilities to be settled in stock account				$ 927,855
Cash consideration payable for Bethard acquisition		$ 4,721,852